TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
TAXES PAYABLE
Schedule of taxes payable

	2024	2023
Payroll charges	115,717	98,125
ICMS (state VAT)	66,916	73,281
COFINS (tax on revenue)	22,905	9,361
IPI (federal VAT)	15,826	17,804
IVA (value-added tax) and others	190,056	314,364
	411,420	512,935